DIVESTITURES - Liabilities and Assets Related to Un-Assigned Contracts (Details) - Disposed of by sale, not discontinued operations - IPTV divestiture - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 31, 2012
DIVESTITURES
Deferred revenue				$ 10,000
Customer advances				37,300
Total liabilities associated with the un-assigned IPTV contracts	$ 10,200			47,300
Deferred contract costs				24,600
Deferred contract service costs to Buyer				22,700
Total assets associated with the un-assigned IPTV contracts	10,200			$ 47,300
Gross profit impact from future revenue recognition of unassigned contracts	0
Revenues relating to un-assigned contracts	300	$ 3,600	$ 4,300
Costs relating to unassigned contracts	$ 300	$ 3,600	$ 4,300